BORROWINGS	12 Months Ended
Dec. 31, 2017
BORROWINGS
BORROWINGS

28.    BORROWINGS

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Bank borrowings (a)	71,022	151,648
Other borrowings	88,139	98,081

	159,161	249,729

Secured	150,585	244,030
Unsecured	8,576	5,699

	159,161	249,729

Variable-rate borrowings	11,162	95,216
Fixed-rate borrowings	147,999	154,513

	159,161	249,729

Carrying amount repayable:
Within one year	27,280	19,702
More than one year but not exceeding two years	11,942	17,593
More than two years but not exceeding five years	29,752	46,881
More than five years	90,187	165,553

	159,161	249,729
Less: amounts repayable within one year shown under current liabilities	27,280	19,702

Amounts shown under non-current liabilities	131,881	230,027

(a)

During the year ended December 31, 2014 and 2015, one of the subsidiary of the Group entered into a series of 15-year loan agreements with total principle of CAD 23.2 million (USD 16.8 million) with bank. The loan agreements specified a variable interest rate equal to 3-month Canadian Dollar Offered Rate (“CDOR”) plus 2.74% - 3.43%. The agreement also includes a fixed rate option, which allows the Group to swap variable to fixed interest rate of 5.75%, 5.50% or 4.50%.

The associated interest rate swap agreements with principle of USD16.3 million was qualified for hedge accounting under IAS39. The effective portion of changes in the fair value of cash flow hedges recorded in other comprehensive income was loss of USD680 thousand and USD 446 thousand for year ended December 31, 2015 and 2016, respectively.

During the year ended December 31, 2016, the subsidiary was disposed by the Group, and the accumulated other comprehensive expense of USD1,126 thousand under the heading of cash flow hedging reserve was recorded in profit or loss.

The amounts due are based on scheduled repayment dates set out in the loan agreements. Some loan agreements have financial covenants which require certain financial ratios to be kept at certain level. As of December 31, 2016 and 2017, the Group was in compliance with all the covenants.

The Group has variable-rate bank borrowings which carried interest at one-month bank interest rate in Czech and Uruguay plus margin as at December 31, 2016 and 2017.

The effective interest rates on the Group’s borrowings as at December 31, 2016 and 2017 are as follows:

	At December 31,
	2016	2017
Effective interest rate:
Fixed-rate borrowings	4.13%	3.52%
Variable-rate borrowings	3.63%	4.82%

As at December 31, 2016 and 2017, equity interests of an indirectly wholly-owned subsidiary of the Company in Czech, its IPP solar parks and its trade receivables arising out of the business relations were pledged to a bank. Details of this pledge are set out in note 21(1).